Stock Based Compensation (Details)			1 Months Ended	12 Months Ended
	Jul. 13, 2020 $ / shares shares	Jan. 03, 2019	Nov. 30, 2018 shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) shares
Stock Based Compensation (Details) [Line Items]
Number of employees			2			2
Unvested shares of ordinary share (in Shares)			154,346	15,000		154,346
Restricted shares, description		Zhongchao Shanghai granted 101,997 shares of restricted share units to three of its employees and 30,000 shares to one non-employee for the consulting services rendered. The restricted share units will vest after a five-year service period is fulfilled. The grant-date value of each restricted share units was $2.72, and the total fair value of these restricted share units aggregated $359,032. On February 28, 2019, Zhongchao Shanghai granted 29,970 shares and 142,229 shares of restricted share units to Ms. Pei Xu, the Chief Financial Officer of the Company, and Ms. Shuang Wu, the Chief Operation Officer of the Company, respectively. The restricted share units will vest after a 10-year service period is fulfilled. The grant-date value of each restricted share units was $2.72, and the total fair value of these restricted share units aggregated $468,381.
Terminal growth rate		3.00%
Discount rate		16.00%
Number of non-executive directors	3
Compensation date	Mar. 01, 2020
Grant-date value of restricted per share (in Dollars per share) | $ / shares	$ 2.42
Aggregation shares of ordinary share (in Shares)	43,560
Accrual of (Reversal of) share-based compensation expenses (in Dollars) | $				$ 168,350	$ 159,984	$ (14,483)
Incur stock based compensation expenses (in Dollars) | $						$ 790,794
Weighted average period						4 years 219 days
Minimum [Member]
Stock Based Compensation (Details) [Line Items]
Revenue growth rate		8.60%
Maximum [Member]
Stock Based Compensation (Details) [Line Items]
Revenue growth rate		39.40%
Class A Ordinary Share [Member]
Stock Based Compensation (Details) [Line Items]
Aggregation shares of restricted share units (in Shares)	18,000